Organization and principal activities - Schedule of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 162,855		¥ 292,237		$ 25,690
Accounts receivable, net	49,231		45,732		7,766
Amounts due from related parties	11,726		11,465		1,850
Inventories, net	109,921		91,551		17,340
Prepayments and other current assets	116,738		85,261		18,415
Property and equipment, net	7,779		8,386		1,227
Intangible assets	25,544		29,537		4,029
Operating lease right-of-use assets	38,567		29,234		6,084
Goodwill	40,684		40,184	¥ 40,184	6,418
Long-term investments	82,319		74,330		12,986
Other non-current asset	4,861		4,111		767
Total assets	778,309		880,574		122,777
Short-term borrowings	161,126		85,566		25,417
Accounts payable	94,224		71,848		14,863
Amounts due to related parties, current	219		910		35
Salary and welfare payable	6,871		6,309		1,084
Accrued liabilities and other current liabilities	27,324		30,055		4,310
Contract liabilities	7,007		3,866		1,105
Operating lease liabilities, current	38,198		28,060
Operating lease liabilities, non-current	28,197		19,997		4,448
Long-term borrowings			68,075
Other debts, non-current	181,062		433,292		28,562
Total liabilities	529,964		746,935		$ 83,600
Net revenues:
Total Revenues	1,186,429	$ 187,154	1,010,985	770,237
Cost of revenues:
Total cost of revenue	(943,698)	(148,865)	(823,686)	(611,470)
Gross profit	242,731	38,289	187,299	158,767
Other income, net	280	44	1,067	2,398
Loss from operations	(138,249)	(21,809)	(205,995)	(137,386)
Income tax benefits/(expenses)	(1,571)	(248)	(871)	(512)
Share of results of equity investees	418	65	(696)	(520)
Net loss	(132,823)	(20,954)	(193,216)	(175,933)
Cash flows from operating activities:
Net cash generated from operating activities	(147,504)	(23,271)	(247,486)	(165,912)
Cash flows from investing activities:
Net cash generated from/ (used in) investing activities	21,147	3,337	(184,417)	(75,056)
Cash flows from financing activities:
Net cash generated from/ (used in) financing activities	1,995	$ 315	648,491	295,032
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	20,567		17,886
Accounts receivable, net	31,435		27,393
Amounts due from related parties	11,726		11,465
Inventories, net	16,014		11,349
Prepayments and other current assets	57,107		33,445
Intra-Group receivables due from the Group's entities	16,535		47,592
Property and equipment, net	6,715		8,372
Intangible assets	507		909
Operating lease right-of-use assets	35,688		27,736
Goodwill	994		494
Long-term investments	81,649		74,330
Other non-current asset	3,389		2,433
Total assets	282,326		263,404
Short-term borrowings	872		3,484
Accounts payable	55,144		29,940
Amounts due to related parties, current	4		910
Salary and welfare payable	5,597		4,851
Accrued liabilities and other current liabilities	25,786		24,536
Contract liabilities	7,007		3,706
Operating lease liabilities, current	7,238		6,058
Intra-Group payables due to the Group's entities	945,960		611,112
Deferred tax liabilities	(1,369)		1,852
Operating lease liabilities, non-current	28,197		19,997
Long-term borrowings	0		872
Other debts, non-current	157,874		415,122
Total liabilities	1,232,310		1,122,440
Net revenues:
Total Revenues	933,459		783,892	672,093
Cost of revenues:
Total cost of revenue	(711,246)		(670,319)	(509,168)
Gross profit	222,213		113,573	162,925
Operating Expenses	(288,291)		(262,208)	(229,658)
Other income, net	98		1,011	1,688
Loss from operations	(65,980)		(147,624)	(65,045)
Non-operating income/(expense)	(20,680)		(18,162)	3,236
Loss before income tax expenses	(86,660)		(165,786)	(61,809)
Income tax benefits/(expenses)	681		(20)	141
Share of results of equity investees	418		(696)	(137)
Net loss	(85,561)		(166,502)	(61,805)
Cash flows from operating activities:
Net cash provided by transactions with external parties	526,201		419,767	126,224
Net cash used in transactions with the Group's entities	(329,325)		(331,064)	(104,125)
Net cash generated from operating activities	196,876		88,703	22,099
Cash flows from investing activities:
Other investing activities	(18,482)		(31,972)	(64,591)
Cash flows of loan funding provided to the Group's entities, net of repayments received	6,294		(5,242)	21,156
Net cash generated from/ (used in) investing activities	(12,188)		(37,214)	(43,435)
Cash flows from financing activities:
Other financing activities	(273,906)		(112,151)	73,626
Cash flows of loan funding received from the Group's entities, net of repayments made	91,794		41,717	(29,398)
Net cash generated from/ (used in) financing activities	(182,112)		(70,434)	44,228
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member] | Third Party [Member]
Net revenues:
Total Revenues	877,380		735,518	579,365
Cost of revenues:
Total cost of revenue	(160,661)		(372,475)	(226,958)
Third-party operating expenses	(288,291)		(254,951)	(229,658)
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member] | Intra Group [Member]
Net revenues:
Total Revenues	56,079		48,374	92,728
Cost of revenues:
Total cost of revenue	¥ (550,585)		(297,844)	¥ (282,210)
Intra-Group operating expenses			¥ (7,257)